Financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Risk Management [Abstract]
Disclosure of treasury credit risk	As at 31 March 2026, the following limits were in place for investments and derivative financial instruments held with banks and financial institutions:

	Maximum limit £m	Utilisation of maximum limit £m	Long-term limit £m	Utilisation of long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	3,308	—	2,481	—
Triple ‘A’ vehicles (AAA)	500	275	—	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	3,008	—	2,256	—
Double ‘A+’ G7 sovereign entities (AA+)	3,008	—	2,256	—
Double ‘A’ range institutions (AA)	1,805 to 2,406	0 to 358	1,353 to 1,805	0 to 340
Single ‘A’ range institutions (A)	602 to 1,203	0 to 676	451 to 902	0 to 424

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2026	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	717	—	717	(413)	(27)	277
Commodity contract derivatives	121	—	121	(33)	(24)	64
	838	—	838	(446)	(51)	341
Liabilities
Financing derivatives	(950)	—	(950)	413	361	(176)
Commodity contract derivatives	(68)	—	(68)	33	—	(35)
	(1,018)	—	(1,018)	446	361	(211)

	(180)	—	(180)	—	310	130

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2025	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	375	—	375	(296)	(12)	67
Commodity contract derivatives	107	—	107	(20)	—	87
	482	—	482	(316)	(12)	154
Liabilities
Financing derivatives	(1,138)	—	(1,138)	296	462	(380)
Commodity contract derivatives	(64)	—	(64)	20	(7)	(51)
	(1,202)	—	(1,202)	316	455	(431)

	(720)	—	(720)	—	443	(277)

Disclosure of maturity analysis for financial liabilities and derivatives	The following is a payment profile of our financial liabilities and derivatives:

At 31 March 2026	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,217)	(2,417)	(4,289)	(35,279)	(45,202)
Interest payments on borrowings[1]	(1,645)	(1,533)	(1,426)	(15,433)	(20,037)
Lease liabilities	(172)	(158)	(136)	(653)	(1,119)
Other non-interest-bearing liabilities	(4,501)	(707)	—	—	(5,208)
Derivative financial liabilities
Financing derivatives – receipts[2]	5,298	4,237	1,818	2,657	14,010
Financing derivatives – payments[2]	(5,637)	(4,559)	(1,943)	(3,294)	(15,433)
Commodity contract derivatives – receipts[2]	4	3	1	—	8
Commodity contract derivatives – payments[2]	(31)	(11)	(3)	(1)	(46)
Derivative financial assets
Financing derivatives – receipts[2]	5,536	4,436	1,458	4,417	15,847
Financing derivatives – payments[2]	(5,412)	(4,242)	(1,429)	(4,189)	(15,272)
Commodity contract derivatives – receipts[2]	90	25	—	—	115
Commodity contract derivatives – payments[2]	(39)	(41)	(31)	(21)	(132)
	(9,726)	(4,967)	(5,980)	(51,796)	(72,469)
1.The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts. Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

At 31 March 2025	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,111)	(3,159)	(2,404)	(36,381)	(46,055)
Interest payments on borrowings[1]	(1,552)	(1,497)	(1,397)	(16,707)	(21,153)
Lease liabilities	(143)	(131)	(117)	(671)	(1,062)
Other non-interest-bearing liabilities	(3,908)	(467)	—	—	(4,375)
Derivative financial liabilities
Financing derivatives – receipts[2]	4,236	3,179	4,710	2,822	14,947
Financing derivatives – payments[2]	(4,777)	(3,514)	(5,072)	(3,380)	(16,743)
Commodity contract derivatives – receipts[2]	9	5	1	—	15
Commodity contract derivatives – payments[2]	(67)	(36)	(29)	(43)	(175)
Derivative financial assets
Financing derivatives – receipts[2]	1,907	4,032	2,598	1,460	9,997
Financing derivatives – payments[2]	(1,897)	(3,970)	(2,467)	(1,369)	(9,703)
Commodity contract derivatives – receipts[2]	84	8	—	—	92
Commodity contract derivatives – payments[2]	(16)	(6)	(3)	—	(25)
	(10,235)	(5,556)	(4,180)	(54,269)	(74,240)
1.The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts. Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

Disclosure of nature and extent of risks arising from financial instruments	Derivative financial instruments were used to manage foreign currency risk as follows:

	2026
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	287	2	86	—	375
Financial investments	1,769	—	684	—	2,453
Borrowings	(12,161)	(13,552)	(19,469)	(1,573)	(46,755)
Pre-derivative position	(10,105)	(13,550)	(18,699)	(1,573)	(43,927)
Derivative effect	(7,984)	15,022	(9,141)	1,870	(233)
Net debt position	(18,089)	1,472	(27,840)	297	(44,160)

	2025
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	1,047	—	131	—	1,178
Financial investments	5,129	—	624	—	5,753
Borrowings	(13,913)	(12,968)	(19,217)	(1,441)	(47,539)
Pre-derivative position	(7,737)	(12,968)	(18,462)	(1,441)	(40,608)
Derivative effect	(8,539)	13,886	(7,755)	1,645	(763)
Net debt position	(16,276)	918	(26,217)	204	(41,371)
The currency exposure on other financial instruments is as follows:

	2026
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	353	—	2,318	—	2,671
Other non-current assets	223	—	68	—	291
Trade and other payables	(1,868)	—	(2,633)	—	(4,501)
Other non-current liabilities	(360)	—	(347)	—	(707)

	2025
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	424	—	2,272	—	2,696
Other non-current assets	243	—	56	—	299
Trade and other payables	(1,359)	—	(2,549)	—	(3,908)
Other non-current liabilities	(171)	—	(296)	—	(467)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1D. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. This includes the impact of changes in assumptions on the net assets recognised at the balance sheet date and the amount charged to the income statement for the following year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2026			2025
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post- retirement benefit liabilities (pre-tax):
UK discount rate change¹	1%	15	880	1%	20	920
US discount rate change¹	1%	16	671	1%	18	784
UK inflation rate change²	1%	5	648	1%	6	701
UK long-term rate of increase in salaries change	1%	2	37	1%	1	52
US long-term rate of increase in salaries change	1%	2	41	1%	3	46
UK change to life expectancy at age 65[3]	one year	—	317	one year	—	320
US change to life expectancy at age 65	one year	1	137	one year	2	181
Assumed US healthcare cost trend rates change	1%	15	195	1%	19	245

US environmental provision:
Change in the real discount rate	1%	148	148	1%	155	155
Change in estimated future cash flows	20%	402	402	20%	413	413
1.A change in the discount rate is likely to be driven by changes in bond yields and, as such, would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £329 million (2025: £288 million)
net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
2.The projected impact resulting from a change in RPI reflects the associated effect on escalation rates for pensions in payment and in deferment and future salary increases. The buy‑in policies would have a £235 million (2025: £211 million) net assets offset to the above.
3.In the UK, the buy-in policies would have a £154 million (2025: £109 million) net assets offset to the above.

	2026			2025
	Assumptions used	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change¹	1%	33	—	1%	35	—
UK interest rates change	1%	14	352	1%	13	376
US interest rates change	1%	11	151	1%	18	134
US dollar exchange rate change²	10%	64	276	10%	69	225
1.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,887 million (2025: £1,730 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2026			2025
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	56	56	10%	62	62
Decrease in commodity prices	10%	(57)	(57)	10%	(61)	(61)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(18)	(18)	10%	(57)	(57)
Fair value change in commodity contract derivative liabilities	10%	4	4	10%	3	3
1.The effect of a 10% change in fair value assumes no hedge accounting
Disclosure of financial instruments by type of interest rate	Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2026
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	85	290	—	—	375
Financial investments	—	2,419	—	34	2,453
Borrowings²	(41,460)	(836)	(4,459)	—	(46,755)
Pre-derivative position	(41,375)	1,873	(4,459)	34	(43,927)
Derivative effect	5,042	(5,215)	(60)	—	(233)
Net debt position	(36,333)	(3,342)	(4,519)	34	(44,160)

	2025
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	131	1,047	—	—	1,178
Financial investments	—	5,719	—	34	5,753
Borrowings²	(39,847)	(3,061)	(4,631)	—	(47,539)
Pre-derivative position	(39,716)	3,705	(4,631)	34	(40,608)
Derivative effect	3,841	(4,540)	(64)	—	(763)
Net debt position	(35,875)	(835)	(4,695)	34	(41,371)
1.Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.
2.Commercial paper is presented as floating rate as it has short-term maturities between 1–7 months and is regularly refinanced at current market rates.

Disclosure of detailed information about hedging instruments	In accordance with the requirements of IFRS 7, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2026	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	378	12	—
Cost of hedging	10	29	—	1
Net investment hedges	—	—	—	32

Transferred to profit or loss in respect of:
Cash flow hedges	—	(484)	(5)	—
Cost of hedging	1	(1)	—	(4)
Reclassification of foreign currency translation reserve¹	—	—	—	(8)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(14)	(25)	—	—

Consolidated statement of financial position
Borrowings – carrying value of hedging instruments
Liabilities – non-current	—	—	—	(1,694)
Derivatives – carrying value of hedging instruments[2]
Assets – current	9	20	2	7
Assets – non-current	62	424	4	2
Liabilities – current	(118)	(23)	(12)	(2)
Liabilities – non-current	(458)	(103)	(15)	(14)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jun 26 – Apr 2045	Jun 26 – Apr 2042	Apr 2026 – Jun 2031	Jun 2026 – Jan 2034
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.26 – 1.36	1.29 – 1.36
GBP:EUR	1.11 – 1.24	1.08 – 1.19	1.11 – 1.19	1.15 – 1.16
EUR:USD	1.05 – 1.15	1.06 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA -261bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	SOFR +118bps/+223bps	2.755% – 5.989%	n/a	n/a
1.The reclassification of the net investment hedge on the disposal of NG Renewables has been included within Other operating costs.
2.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

Year ended 31 March 2025	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	26	(12)	—
Cost of hedging	(14)	(36)	—	4
Net investment hedges	—	—	—	56
Transferred to profit or loss in respect of:
Cash flow hedges	—	182	6	—
Cost of hedging	1	(3)	—	(4)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(24)	(54)	—	3

Consolidated statement of financial position
Borrowings – carrying value of hedging instruments
Liabilities – non-current	—	—	—	(1,734)
Derivatives – carrying value of hedging instruments[1]
Assets – current	—	1	3	6
Assets – non-current	32	194	1	—
Liabilities – current	(253)	(50)	(6)	(2)
Liabilities – non-current	(397)	(183)	(41)	(1)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jan 2026 – Sep 2044	Jun 2025 – Nov 2040	Apr 2025 – Jun 2031	Apr 2025 – Jan 2034
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.25 – 1.30	1.26 – 1.29
GBP:EUR	1.11 – 1.24	1.08 – 1.19	1.11 – 1.21	1.19 – 1.21
EUR:USD	1.05 – 1.15	1.06 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA -260bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	SOFR +83bps/+223bps	2.095% – 5.989%	n/a	n/a
1.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2026		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(8,098)	660	(21)	(104)	97	(7)
1.The carrying value of the hedged borrowings is £7,767 million, of which £314 million is current and £7,453 million is non-current.

As at 31 March 2025		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(6,767)	756	(25)	106	(94)	12
1.The carrying value of the hedged borrowings was £6,414 million, of which £118 million was current and £6,296 million was non-current.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2026		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(13,762)	258	—	(359)	356	(3)
Foreign currency risk on forecast cash flows	(2,715)	(22)	—	(21)	21	—

As at 31 March 2025		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(14,769)	376	—	(33)	27	(6)
Foreign currency risk on forecast cash flows	(1,907)	(43)	—	12	(12)	—
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2026		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,210)	76	(2,520)	(32)	32	—

As at 31 March 2025		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,641)	55	(2,523)	(56)	56	—

Disclosure of detailed information about hedged items	The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2026		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(8,098)	660	(21)	(104)	97	(7)
1.The carrying value of the hedged borrowings is £7,767 million, of which £314 million is current and £7,453 million is non-current.

As at 31 March 2025		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(6,767)	756	(25)	106	(94)	12
1.The carrying value of the hedged borrowings was £6,414 million, of which £118 million was current and £6,296 million was non-current.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2026		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(13,762)	258	—	(359)	356	(3)
Foreign currency risk on forecast cash flows	(2,715)	(22)	—	(21)	21	—

As at 31 March 2025		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(14,769)	376	—	(33)	27	(6)
Foreign currency risk on forecast cash flows	(1,907)	(43)	—	12	(12)	—
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2026		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,210)	76	(2,520)	(32)	32	—

As at 31 March 2025		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,641)	55	(2,523)	(56)	56	—

Disclosure of fair value measurement of assets

	2026				2025
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,914	—	450	2,364	5,156	—	407	5,563
Investments held at FVOCI[1]	—	385	—	385	—	384	—	384
Financing derivatives	—	691	26	717	—	344	31	375
Commodity contract derivatives	—	111	10	121	—	102	5	107
	1,914	1,187	486	3,587	5,156	830	443	6,429
Liabilities
Financing derivatives	—	(864)	(86)	(950)	—	(1,043)	(95)	(1,138)
Commodity contract derivatives	—	(55)	(13)	(68)	—	(39)	(25)	(64)
	—	(919)	(99)	(1,018)	—	(1,082)	(120)	(1,202)
	1,914	268	387	2,569	5,156	(252)	323	5,227
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
he changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(64)	(64)	(20)	(13)	407	483	323	406
Net gains/(losses) for the year[1,2]	4	—	51	(41)	21	(77)	76	(118)
Purchases	—	—	—	—	30	45	30	45
Settlements	—	—	(34)	25	(8)	(44)	(42)	(19)
Reclassifications/transfers out of Level 3⁴	—	—	—	9	—	—	—	9
At 31 March	(60)	(64)	(3)	(20)	450	407	387	323
1.Gain of £4 million (2025: £nil) is attributable to financing derivatives held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Includes a loss of £2 million (2025: £6 million loss) attributable to commodity contract derivative financial instruments held at the end of the reporting period and has been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss. Net gains and losses are recognised within revenue in the consolidated income statement.
4.£nil (2025: £9 million) of US Commodity contract derivatives were reclassified out of Level 3 to Level 2 in the period due to improved observability of the fair value of these instruments.

Disclosure of fair value measurement of liabilities

	2026				2025
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,914	—	450	2,364	5,156	—	407	5,563
Investments held at FVOCI[1]	—	385	—	385	—	384	—	384
Financing derivatives	—	691	26	717	—	344	31	375
Commodity contract derivatives	—	111	10	121	—	102	5	107
	1,914	1,187	486	3,587	5,156	830	443	6,429
Liabilities
Financing derivatives	—	(864)	(86)	(950)	—	(1,043)	(95)	(1,138)
Commodity contract derivatives	—	(55)	(13)	(68)	—	(39)	(25)	(64)
	—	(919)	(99)	(1,018)	—	(1,082)	(120)	(1,202)
	1,914	268	387	2,569	5,156	(252)	323	5,227
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(64)	(64)	(20)	(13)	407	483	323	406
Net gains/(losses) for the year[1,2]	4	—	51	(41)	21	(77)	76	(118)
Purchases	—	—	—	—	30	45	30	45
Settlements	—	—	(34)	25	(8)	(44)	(42)	(19)
Reclassifications/transfers out of Level 3⁴	—	—	—	9	—	—	—	9
At 31 March	(60)	(64)	(3)	(20)	450	407	387	323
1.Gain of £4 million (2025: £nil) is attributable to financing derivatives held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Includes a loss of £2 million (2025: £6 million loss) attributable to commodity contract derivative financial instruments held at the end of the reporting period and has been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss. Net gains and losses are recognised within revenue in the consolidated income statement.
4.£nil (2025: £9 million) of US Commodity contract derivatives were reclassified out of Level 3 to Level 2 in the period due to improved observability of the fair value of these instruments.

Schedule of impacts of reasonably possible changes in significant level 3 assumptions	The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	(6)	8	—	—
10% decrease in commodity prices[1]	—	—	6	(7)	—	—
+10% market area price change	—	—	(11)	—	—	—
-10% market area price change	—	—	9	—	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(32)	(33)	—	—	—	—
-20 basis points change in LPI market curve²	30	33	—	—	—	—
+20 basis points increase between RPI and Consumer Price Index (CPI)	26	31	—	—	—	—
-20 basis points decrease between RPI and CPI	(25)	(29)	—	—	—	—
+100 basis points change in discount rate	—	—	—	—	(6)	(6)
-100 basis points change in discount rate	—	—	—	—	7	7
+10% change in venture capital price	—	—	—	—	29	26
-10% change in venture capital price	—	—	—	—	(29)	(26)
1.Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.
2.A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.
3.The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2026.